Income Taxes (Details Narrative) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Tax benefit	$ 59,959	$ (134,680)	$ 355,063
Unrecognized tax benefits
Gross deferred tax assets			7,879,591	18,339,141
Gross deferred tax liabilities			$ 181,233	$ 2,625
Annual Effective Tax Rate [Member]
Tax benefit		$ 134,680